Loans and financing (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans and Financing

Description	Average nominal rate p.a.	Maturity	December 31, 2021	Funding (–) costs	Variation of conversion right	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Amortized cost	December 31, 2022

In foreign currency - US$
Senior notes - 2024	5.9%	Oct-24	2,236,910	—	—	—	(120,924)	120,487	(146,308)	7,237	2,097,402
Senior notes - 2026	7.3%	Jun-26	3,298,018	—	—	—	(227,525)	222,675	(208,927)	11,424	3,095,665
Convertible debentures	6.0%	Oct-25	1,873,001	—	(519,815)	—	(105,891)	231,103	(79,212)	4,533	1,403,719
Aircraft and engines	6.0%	Mar-29	1,091,953	—	—	(302,544)	(43,056)	52,930	(74,135)	5,525	730,673
	Libor 3M + 2.6%	Mar-22	1,561	—	—	(1,428)	—	6	(139)	—	—
Others	1.0%	Jun-25	5,002	—	—	(4,124)	(5)	10	(332)	—	551
			8,506,445	—	(519,815)	(308,096)	(497,401)	627,211	(509,053)	28,719	7,328,010

In local currency - R$
Working capital	CDI + 3.9%	Feb-24	643,699	227,467	—	(369,623)	(108,887)	104,030	—	311	496,997
	2.9%	Sep-25	23,202	—	—	(20,728)	(1,031)	1,232	—	—	2,675

Debentures (a)	CDI + 5.0%	Dec-27	733,017	(12,308)	—	(74,056)	(50,908)	147,029	—	4,396	747,170

Aircraft and engines	6.2%	Mar-27	84,330	—	—	(42,324)	(3,863)	4,017	—	122	42,282
	Selic + 5.5%	May-25	28,038	—	—	(8,350)	(4,374)	3,910	—	60	19,284

			1,512,286	215,159	—	(515,081)	(169,063)	260,218	—	4,889	1,308,408

Total in R$			10,018,731	215,159	(519,815)	(823,177)	(666,464)	887,429	(509,053)	33,608	8,636,418

Current			1,023,390								1,127,729
Non-current			8,995,341								7,508,689

(a)     The amount of R$12,308 refers to costs to be amortized due to the renegotiation of the debentures (note 17.3.5).

Description	Nominal rate p.a.	Maturity	December 31, 2020	Funding (–) costs	Variation of conversion right	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Amortized cost	December 31, 2021

In foreign currency - US$
Senior notes - 2024	5.9%	Oct-24	2,076,310	—	—	—	(129,680)	127,437	156,163	6,680	2,236,910
Senior notes - 2026	7.3%	Jun-26	—	2,976,795	—	—	(122,803)	127,840	294,660	21,526	3,298,018
Convertible debentures	6.0% to 7.5%	Oct-25	2,419,704	—	(829,213)	—	—	201,303	77,451	3,756	1,873,001
Aircraft and engines	3.0% to 6.0%	Mar-29	1,076,442	—	—	(37,029)	(85,543)	51,050	82,722	4,311	1,091,953
	Libor 3M + 2.6%	Mar-22	8,263	—	—	(7,525)	(178)	189	477	335	1,561
Others	1.0%	Jul-23	160,534	—	—	(170,547)	(1,110)	1,095	15,030	—	5,002
			5,741,253	2,976,795	(829,213)	(215,101)	(339,314)	508,914	626,503	36,608	8,506,445

In local currency - R$
Working capital	CDI + 2% to 6%	Feb-24	709,668	46,478	—	(103,065)	(56,750)	47,180	—	188	643,699
	10.0%	Sep-25	43,443	—	—	(20,329)	(3,642)	3,730	—	—	23,202
	5.0%	Jul-21	10,846	—	—	(11,151)	(184)	159	—	330	—
	TJLP + 5.0%	Jul-21	12,524	—	—	(12,571)	(394)	441	—	—	—
Debentures	CDI + 3.0%	Dec-23	690,904	—	—	—	(16,000)	52,784	—	5,329	733,017
Aircraft and engines	6.0% to 7.3%	Mar-27	116,374	—	—	(32,606)	(5,901)	6,341	—	122	84,330
	Selic + 2.8% to 5.5%	May-25	35,502	—	—	(5,880)	(4,060)	2,436	—	40	28,038
			1,619,261	46,478	—	(185,602)	(86,931)	113,071	—	6,009	1,512,286

Total in R$			7,360,514	3,023,273	(829,213)	(400,703)	(426,245)	621,985	626,503	42,617	10,018,731

Current			858,332								1,023,390
Non-current			6,502,182								8,995,341

Contractual Obligation, Fiscal Year Maturity [Table Text Block]

	December 31,
Description	2022	2021

2023	—	1,242,042
2024	2,391,313	2,417,304
2025	1,629,572	1,959,558
2026	3,306,081	3,357,741
2027	172,205	8,510
After 2027	9,518	10,186
	7,508,689	8,995,341

Covenants
As of December 31, 2022, the Company has loans and financing subject to covenants related to the indebtedness level and the debt service coverage ratio.

Covenant related to:	Indicators for the measurement	Frequency of measurement

9th and 10th issue of debentures	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 6.5 in 2023; 5.0 in 2024 and 2025; and 4.5 in 2026 and 2027.	Annual
Credit facility agreement (CFA)	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 6.5.	Annual
Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 5.5.	Quarterly/Annual
Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 6.5.	Annual
The Company previously requested a waiver from the counterparties and obtained it in 2022. Therefore, the related debt is still classified in these financial statements according to the original contractual maturities.